Intangible Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Intangible Assets [Text Block]
4.	Intangible Assets

As of September 30, 2013 NDA acquisition costs of $87 thousand (December 31, 2012 - $116 thousand) were recorded as intangible assets on the Company’s balance sheet and represent the net book value of the final progress payment related to the acquisition of 100% ownership of Forfivo XL®. The asset is being amortized over its estimated useful life of 39 months. The Company commenced amortization upon commercial launch of the product in October 2012.

6.	Intangible Assets

As of December 31, 2012 NDA acquisition costs of $116 thousand (December 31, 2011 - $125 thousand) were recorded as intangible assets on the Company’s balance sheet and represent the net book value of the final progress payment related to the acquisition of 100% ownership of Forfivo XL™. The asset will be amortized over its estimated useful life of 39 months and the Company commenced amortization upon commercial launch of the product in October 2012.